Short-Term Debt - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2018	Apr. 30, 2015	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Dec. 31, 2015	Dec. 31, 2014
Short Term Debt (Textual) [Abstract]
Cash equivalent maturity description			Less than one year
Maximum borrowing capacity of short term debt	$ 350		$ 350
Short-term debt	407		407	$ 0
Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member]
Short Term Debt (Textual) [Abstract]
Maximum borrowing capacity of short term debt		$ 750
Outstanding amounts	0		$ 0	0
Line of credit facility, expiry date			Apr. 02, 2020
Credit facility, spread on variable rate		0.785%
Interest rate basis on outstanding principal balances of the line of credit			A U.S. LIBOR rate
Nationwide Financial Services [Member]
Short Term Debt (Textual) [Abstract]
Maximum borrowing capacity of short term debt	$ 45		$ 45
Credit facility, spread on variable rate	3.55%
Line of credit facility, expiry period	2019-03
Federal Home Loan Bank Borrowings [Member]
Short Term Debt (Textual) [Abstract]
Maximum borrowing capacity of short term debt					$ 250
Eligible collateral for short term borrowings			5,800	6,500
Outstanding amounts	$ 0		$ 0	0
Line of credit facility, expiry date			Mar. 22, 2019
Amounts outstanding under agreement with Federal Home Loan Bank	$ 0		$ 0	$ 0
$600 million Commercial Paper Program [Member]
Short Term Debt (Textual) [Abstract]
Maximum borrowing capacity of short term debt							$ 600
$750 million Commercial Paper Program [Member]
Short Term Debt (Textual) [Abstract]
Maximum borrowing capacity of short term debt						$ 750
Custodial Bank [Member]
Short Term Debt (Textual) [Abstract]
Interest rate basis on outstanding principal balances of the line of credit			One-month U.S. LIBOR.